share-based compensation - TELUS Corp restricted stock units activity (Details) - Restricted stock units without market performance conditions	3 Months Ended	6 Months Ended
	Jun. 30, 2018 CAD ($) EquityInstruments	Jun. 30, 2018 CAD ($) EquityInstruments
Number of restricted stock units - Non-vested
Outstanding, beginning of period	5,063,888	3,481,916
Issued - initial award	74,851	1,691,408
In lieu of dividends	56,788	93,846
Vested	(22,996)	(35,478)
Forfeited and cancelled	(53,056)	(112,217)
Outstanding, end of period	5,119,475	5,119,475
Number of restricted stock units - vested
Outstanding, beginning of period	8,354	32,848
In lieu dividends	94	185
Vested	22,996	35,478
Settled in cash	(23,355)	(60,422)
Outstanding, end of period	8,089	8,089
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $	$ 43.09	$ 41.87
Outstanding, beginning of period, vested | $	40.71	41.00
Issued - initial award | $	45.59	45.69
In lieu of dividends | $	44.89	45.80
Vested | $	42.26	42.06
Settled in cash | $	42.24	41.66
Forfeited and cancelled | $	43.05	41.36
Outstanding, end of period, non-vested | $	43.13	43.13
Outstanding, end of period, vested | $	$ 40.71	$ 40.71